EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Change in the asset’s limit (excluding interest income)	R$ 13,604	R$ 175,440	R$ (154,741)
Actuarial losses and (gains)	(124,578)	(444,480)	103,805
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Loss due to change in demographic assumptions			67,930
Loss due to change in financial assumptions	(204,485)	(647,564)	(30,454)
Loss due to experience adjustments	79,907	203,084	66,329
Return on plan assets (less interest income)	135,210	138,489	109,279
Change in the asset’s limit (excluding interest income)	13,604	175,440	(154,741)
Actuarial losses and (gains)	R$ 24,236	R$ (130,551)	R$ 58,343